Condensed financial information of the parent company - Parent Company Balance sheets (Parenthetical) (Details) - $ / shares		1 Months Ended	12 Months Ended
	Apr. 20, 2020	Aug. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Feb. 09, 2021	Apr. 15, 2020	Jul. 31, 2019	Nov. 23, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0	$ 0	$ 0	$ 0			$ 1.00	$ 1.00
Ordinary shares, authorized	Unlimited	Unlimited
Ordinary shares, issued	10,000,000		20,319,276	10,000,000				50,000
Ordinary shares, outstanding	10,000,000		20,319,276	10,000,000
Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value			$ 0	$ 0		$ 0
Convertible preferred shares, issued			0	500,000
Convertible preferred shares, outstanding			0	500,000	500,000
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value			$ 0	$ 0
Ordinary shares, authorized			Unlimited	Unlimited
Ordinary shares, issued			20,319,276	20,319,276
Ordinary shares, outstanding			10,000,000	10,000,000
Parent Company [Member] | Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value			$ 0	$ 0
Convertible preferred shares, issued			0	500,000
Convertible preferred shares, outstanding			0	500,000